Note 13 - Common Stock and Additional Paid-in Capital	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
13.	Common Stock and Additional Paid-in Capital

The amounts shown in the accompanying consolidated balance sheets as additional paid-in capital, represent payments made by the stockholders for the acquisitions of the Company’s vessels, or investments in the Company’s common stock.

On March 22, 2010, the Company’s Board of Directors adopted a new stock repurchase plan for up to $15,000,000 to be used for repurchasing the Company’s common shares. For the year ended December 31, 2010, the Company completed the repurchase of 1,205,229 shares paying an average price per share of $5.21. These shares were cancelled and removed from the Company’s capital stock. During the year ended December 31, 2011, the Company completed the repurchase of additional 551,646 shares paying an average price per share of $4.05. These shares are held as treasury stock by the Company. No shares were repurchased during the years ended December 31, 2012 and 2013.

On April 30, 2013, the Company completed a follow-on public offering of 11,500,000 shares of common stock, par value of $0.01, for $10.00 per share. The gross proceeds from the offering amounted to $115,000,000, while the net proceeds after the underwriters’ discounts and commissions and other related expenses amounted to $109,119,029.

On February 14, 2014, the Company completed an underwritten registered offering of 3,398,558 shares of common stock, par value of $0.01, for $9.71 per share. The gross proceeds from the offering amounted to $32,999,998, while the net proceeds after the underwriters’ discounts and commissions and other related expenses amounted to $31,937,044.

On May 7, 2014, the Company completed an underwritten registered offering of 4,476,195 shares of common stock, par value of $0.01, for $10.50 per share. The gross proceeds from the offering amounted to $47,000,047, while the net proceeds after the underwriters’ discounts and commissions and other related expenses amounted to $46,294,133.

On August 12, 2014, the Company completed an underwritten registered offering of 3,500,000 shares of common stock, par value of $0.01, for $10.00 per share. The gross proceeds from the offering amounted to $35,000,000, while the net proceeds after the underwriters’ discounts and commissions and other related expenses amounted to $34,071,501.

On November 26, 2014, the Company’s Board of Directors adopted a new stock repurchase plan for up to $10,000,000 to be used for repurchasing the Company’s common shares. For the year ended December 31, 2014, the Company completed the repurchase of 843,022 shares paying an average price per share of $6.30. These shares are held as treasury stock by the Company.

On February 26, 2015, the Company’s Board of Directors approved the extension of the existing stock repurchase plan for an additional amount of $20,000,000 to be used for repurchasing the Company’s common shares. For the year ended December 31, 2015, the Company completed the repurchase of 2,372,097 shares paying an average price per share of $5.46. These shares are held as treasury stock by the Company.